Preferred Trust Securities And Subordinated Debentures (Details) (USD $)	12 Months Ended
Dec. 31, 2011
Preferred Trust Securities And Subordinated Debentures [Abstract]
Proceeds from issuance of trust preferred securities	$ 100,000,000
Preferred trust securities, interest rate	7.70%
Trust common securities	3,100,000
Principal amount of junior subordinated debentures	103,100,000
Subordinated debentures interest rate percentage	7.70%
Credit facility maximum borrowing capacity	$ 300,000,000